Commitments And Contingencies (Narrative) (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($) property	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) property item	Dec. 31, 2015 USD ($) property	Dec. 31, 2014 USD ($) property	Dec. 31, 2012 USD ($)	Jan. 01, 2016 property
Loss Contingencies [Line Items]
Revenues	$ 10,470	$ 13,519	$ 14,155	$ 12,503	$ 13,394	$ 15,895	$ 16,733	$ 12,692	$ 50,647	$ 58,714	$ 58,799
Hotel and property operations									37,092	43,367	44,391
Management fees incurred									1,619	2,466	3,101
Incentive management fee									$ 190	158
Management agreement renewal additional term									1 year
Management agreement written notice of termination period									90 days
Number of hotels | property	19								19
Franchise costs									$ 3,123	3,883	4,691
Number of new leases entered into during period | item									3
Lease expense									$ 105	105	102
Lease income									86	$ 198	$ 309
Number of wholly-owned hotel properties acquired | property										3	0
Employer contribution expense									$ 73	$ 66	$ 59
Franchise Rights [Member]
Loss Contingencies [Line Items]
Number of hotels | property	17								17
Office Building [Member]
Loss Contingencies [Line Items]
Annual lease payment									$ 132
Lease expense									$ 199	163	162
Restaurant [Member]
Loss Contingencies [Line Items]
Number of real estate properties associated with lease agreements | item									2
Cell Tower [Member]
Loss Contingencies [Line Items]
Number of real estate properties associated with lease agreements | item									1
Lease One [Member]
Loss Contingencies [Line Items]
Number of real estate properties associated with lease agreements | property									1
Monthly lease payment									$ 2
Monthly lease payments, percentage of room revenue									5.00%
Real Estate Strategies, L.P. [Member]
Loss Contingencies [Line Items]
Proceeds from capital infusion												$ 25,000,000
Minimum [Member]
Loss Contingencies [Line Items]
Management fee percent									3.00%
Management agreement term									1 year
Franchise fee percent									3.30%
Other franchiser programs and service fee percent									2.50%
Franchise agreement term									10 years
Lease expiration									Dec. 31, 2019
Maximum [Member]
Loss Contingencies [Line Items]
Management fee percent									3.50%
Incentive fee percent									5.00%
Management agreement term									3 years
Franchise fee percent									5.50%
Other franchiser programs and service fee percent									6.00%
Franchise agreement term									25 years
Lease expiration									Dec. 31, 2021
Continuing Operations [Member]
Loss Contingencies [Line Items]
Revenues									$ 86	177	292
Hotel and property operations									1,619	2,348	2,521
Management fees incurred											2,521
Franchise costs									$ 3,123	$ 3,853	$ 4,051
Held For Sale [Member]
Loss Contingencies [Line Items]
Number of hotels | property	7								7				16
Wholly Owned Properties [Member]
Loss Contingencies [Line Items]
Number of hotels | property	18								18